Earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Options outstanding (in shares)	0	0	0
Average number of outstanding awards of unvested shares (in shares)	1,700	1,500	1,100
Net income, basic	$ 216,316	$ 225,492	$ 214,020
Net income, diluted	$ 216,316	$ 225,492	$ 214,020
Basic Earnings Per Share
Basic earnings per share (in dollars per share)	$ 4.80	$ 4.62	$ 4.32
Diluted Earnings Per Share
Diluted earnings per share (in dollars per share)	$ 4.71	$ 4.58	$ 4.29
Voting Common Stock
Basic Earnings Per Share
Weighted average number of common shares issued (in shares)	45,701	49,423	50,214
Weighted average number of common shares held as treasury stock (in shares)	(619)	(619)	(619)
Weighted average number of participating shares (in shares)	45,082	48,804	49,595
Basic earnings per share (in dollars per share)	$ 4.80	$ 4.62	$ 4.32
Diluted Earnings Per Share
Weighted average number of common shares (in shares)	45,082	48,804	49,595
Net dilution impact related to awards of unvested common shares (in shares)	817	473	265
Weighted average number of diluted common shares (in shares)	45,899	49,277	49,860
Diluted earnings per share (in dollars per share)	$ 4.71	$ 4.58	$ 4.29